SCHEDULE OF MINIMUM FUTURE NOTE PAYABLE PRINCIPAL PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025
2026	2,535	2,535
2027	3,219	3,219
2028	3,342	3,342
2029	3,469	3,469
2030	3,602	3,602
Thereafter	129,833	129,833
Total note payable	$ 146,000	$ 146,000